Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q3PH

Schedule of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Notes to Schedule of Investments 5

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2022
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.4%
Auto Components 0.7%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 103 $ 2,942
a,b
Nemak SAB de CV, 144A, Reg S ......................... Mexico 16,156 3,670
6,612
Automobiles 1.6%
Astra International Tbk . PT .............................. Indonesia 29,837 15,009
Banks 10.1%
BDO Unibank , Inc. .................................... Philippines 3,516 8,931
China Merchants Bank Co. Ltd., A ......................... China 8,267 48,998
Kasikornbank PCL .................................... Thailand 5,418 23,178
a
Ping An Bank Co. Ltd., A ................................ China 6,500 13,751
94,858
Beverages 0.8%
Thai Beverage PCL .................................... Thailand 15,644 7,927
Capital Markets 0.3%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 1,013 2,721
Chemicals 8.3%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 7,254 41,169
LG Chem Ltd. ........................................ South Korea 24 11,234
Soulbrain Co. Ltd. ..................................... South Korea 118 25,897
78,300
Construction Materials 2.9%
China Resources Cement Holdings Ltd. .................... China 23,987 18,961
Keshun Waterproof Technologies Co. Ltd., A ................. China 5,586 8,109
27,070
Electronic Equipment, Instruments & Components 1.9%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 4,635 17,956
Food & Staples Retailing 1.0%
a
Massmart Holdings Ltd. ................................. South Africa 4,165 9,855
Food Products 2.4%
Health & Happiness H&H International Holdings Ltd. ........... China 5,063 5,862
a
M Dias Branco SA ..................................... Brazil 707 3,853
Uni -President China Holdings Ltd. ......................... China 16,628 13,404
23,119
Health Care Providers & Services 0.5%
Netcare Ltd. ......................................... South Africa 4,900 4,776
Hotels, Restaurants & Leisure 0.7%
NagaCorp Ltd. ....................................... Cambodia 8,362 7,055
Industrial Conglomerates 5.1%
LG Corp. ............................................ South Korea 752 48,300
Insurance 3.7%
Samsung Life Insurance Co. Ltd. .......................... South Korea 647 35,362
Interactive Media & Services 7.0%
NAVER Corp. ........................................ South Korea 285 65,715
a,b,c
VK Co. Ltd., GDR, Reg S ............................... Russia 458 —
65,715

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 7.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 0.9%
a
Americanas SA ....................................... Brazil 1,949 $ 8,241
Life Sciences Tools & Services 0.8%
a
LegoChem Biosciences, Inc. ............................. South Korea 229 7,586
Pharmaceuticals 1.5%
Richter Gedeon Nyrt . .................................. Hungary 734 14,337
Real Estate Management & Development 1.4%
China Resources Land Ltd. .............................. China 1,027 4,571
b
Greentown Service Group Co. Ltd., Reg S ................... China 8,313 8,361
12,932
Semiconductors & Semiconductor Equipment 14.7%
MediaTek , Inc. ....................................... Taiwan 2,364 73,034
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 3,487 65,886
138,920
Software 1.3%
Longshine Technology Group Co. Ltd., A .................... China 3,162 11,931
a
TOTVS SA .......................................... Brazil 131 782
12,713
Technology Hardware, Storage & Peripherals 21.3%
Samsung Electronics Co. Ltd. ............................ South Korea 3,703 200,519
Textiles, Apparel & Luxury Goods 1.7%
Fila Holdings Corp. .................................... South Korea 622 15,834
Transportation Infrastructure 0.8%
COSCO SHIPPING Ports Ltd. ............................ China 9,554 7,204
Total Common Stocks (Cost $1,046,623) .......................................
862,921
Short Term Investments 8.6%
a a
Country Shares
a
Value
a a
Money Market Funds 8.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .... United States 81,119 81,119
Total Money Market Funds (Cost $81,119) ......................................
81,119
Total Short Term Investments (Cost $81,119 ) ...................................
81,119
a
Total Investments (Cost $1,127,742) 100.0% ....................................
$944,040
Other Assets, less Liabilities (0.0)%
†
...........................................
(434)
Net Assets 100.0% ...........................................................
$943,606
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $12,031, representing 1.3% of net assets.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective October 20, 2021, the Trust began offering shares of Franklin Templeton SMACS: Series EM.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS : Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ — $ 508,872 $ (427,753) $ — $ — $ 81,119 81,119 $ 25
Total Affiliated Securities ... $— $508,872 $(427,753) $— $— $81,119 $25
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 3,670 $ 2,942 $ — $ 6,612
Automobiles .......................... — 15,009 — 15,009
Banks ............................... — 94,858 — 94,858
Beverages ........................... — 7,927 — 7,927
Capital Markets ........................ 2,721 — — 2,721
Chemicals ........................... — 78,300 — 78,300
Construction Materials .................. — 27,070 — 27,070
Electronic Equipment, Instruments &
Components ........................ — 17,956 — 17,956
Food & Staples Retailing ................. — 9,855 — 9,855
Food Products ........................ 3,853 19,266 — 23,119
Health Care Providers & Services .......... — 4,776 — 4,776
Hotels, Restaurants & Leisure ............. — 7,055 — 7,055
Industrial Conglomerates ................ — 48,300 — 48,300
Insurance ............................ — 35,362 — 35,362
Interactive Media & Services .............. — 65,715 —
a
65,715
Internet & Direct Marketing Retail .......... 8,241 — — 8,241
Life Sciences Tools & Services ............ — 7,586 — 7,586
Pharmaceuticals ....................... — 14,337 — 14,337
Real Estate Management & Development .... — 12,932 — 12,932
Semiconductors & Semiconductor Equipment . — 138,920 — 138,920
Software ............................. 782 11,931 — 12,713
Technology Hardware, Storage & Peripherals . — 200,519 — 200,519
Textiles, Apparel & Luxury Goods .......... — 15,834 — 15,834
Transportation Infrastructure .............. — 7,204 — 7,204
Short Term Investments ................... 81,119 — — 81,119
Total Investments in Securities ........... $100,386 $843,654
b
$— $944,040
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at May 31, 2022.
b
Includes foreign securities valued at $843,654, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For add itional information on the Fund ' s significant accounting pol icies, please refer to the Fund ' s most recent semiannual or annual shareholder report.